Segment Reporting (Details)	6 Months Ended
Apr. 30, 2026 Segment
Segment Reporting [Line Items]
Segment Reporting, Expense Information Used by CODM, Description	Reportable Segment Disclosures, the Group identifies operating segments using the management approach, which is based on the internal reporting components regularly reviewed by the Chief Operating Decision Maker (CODM) to allocate resources and assess performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of reportable segment	1
Number of operating segment	1